UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Mathes Company, Inc.

Address:   230 PARK AVENUE
           NEW YORK NY 10169


Form 13F File Number: 028-12290


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Mathes
Title:  Vice President
Phone:  (917) 368-4900

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Mathes                 New York, NY                       10/25/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              93

Form 13F Information Table Value Total:  $       82,335
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12293             Sorrell M. Mathes
----  --------------------  ----------------------------------------------------

Note: Issues can be omitted if less than 10,000 shares and value less than
$200,000.00

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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Activision Blizzard In.            COM            00507V109      216   20,000 SH       SOLE                20,000      0    0
Akamai Technologies                COM            00971T101      625   12,460 SH       SOLE                12,460      0    0
Allergan Inc.                      COM            018490102      358    5,375 SH       SOLE                 5,375      0    0
Alliant Techsystems                COM            018804104      268    4,323 SH       SOLE                 4,323      0    0
Amazon Com Inc                     COM            023135106    4,051   25,791 SH       SOLE                25,791      0    0
Apple Computer Inc                 COM            037833100    4,862   17,134 SH       SOLE                17,134      0    0
Applied Matls Inc                  COM            038222105      224   19,200 SH       SOLE                19,200      0    0
Arcsight Inc                       COM            039666102      213    4,900 SH       SOLE                 4,900      0    0
Baidu Com Inc.                     Spons. ADR     056752108      379    3,690 SH       SOLE                 3,690      0    0
Baker Hughes Inc.                  COM            057224107    1,176   27,613 SH       SOLE                27,613      0    0
Berkshire Hathaway Inc. Cl. B      COM            084670702      285    3,450 SH       SOLE                 3,450      0    0
Boeing Co                          COM            097023105    1,306   19,623 SH       SOLE                19,623      0    0
Broadcom Corp                      Cl. A          111320107      538   15,200 SH       SOLE                15,200      0    0
Carnival Corp                      Paired CTF     143658300      880   23,025 SH       SOLE                23,025      0    0
Caterpillar Inc Del                COM            149123101    1,828   23,232 SH       SOLE                23,232      0    0
Cheesecake Factory Inc.            COM            163072101      302   11,400 SH       SOLE                11,400      0    0
Chevron Corp.                      COM            166764100    1,814   22,383 SH       SOLE                22,383      0    0
Chipotle Mexican Grill             Cl. A          169656105      335    1,950 SH       SOLE                 1,950      0    0
Cisco Sys Inc                      COM            17275R102      449   20,499 SH       SOLE                20,499      0    0
Citigroup Inc                      COM            172967101      159   40,650 SH       SOLE                40,650      0    0
Cliffs Natural Resources Inc.      COM            18683K101    1,157   18,100 SH       SOLE                18,100      0    0
Coca Cola Co.                      COM            191216100      454    7,760 SH       SOLE                 7,760      0    0
Coca-Cola Femsa S A                Spons. ADR     191241108      258    3,300 SH       SOLE                 3,300      0    0
ConocoPhillips                     COM            20825C104    1,282   22,315 SH       SOLE                22,315      0    0
Consolidated Edison Inc            COM            209115104      247    5,125 SH       SOLE                 5,125      0    0
Corning Inc.                       COM            219350105    1,210   66,173 SH       SOLE                66,173      0    0
Costco Whsl Corp. New              COM            22160K105      297    4,600 SH       SOLE                 4,600      0    0
Cree Inc.                          COM            225447101    1,324   24,383 SH       SOLE                24,383      0    0
CSX Corp                           COM            126408103    1,596   28,844 SH       SOLE                28,844      0    0
Deere & Co                         COM            244199105    1,624   23,279 SH       SOLE                23,279      0    0
Du Pont E I De Nemours             COM            263534109    1,400   31,373 SH       SOLE                31,373      0    0
EBAY Inc                           COM            278642103      872   35,756 SH       SOLE                35,756      0    0
Electronic Arts Inc                COM            285512109      498   30,290 SH       SOLE                30,290      0    0
Emerson Elec Co                    COM            291011104    1,513   28,728 SH       SOLE                28,728      0    0
Enbridge Energy Partners           COM            29250R106      225    4,290 SH       SOLE                 4,290      0    0
Exxon Mobil Corp                   COM            30231G102    1,418   22,943 SH       SOLE                22,943      0    0
Fedex Corp                         COM            31428X106    1,384   16,183 SH       SOLE                16,183      0    0
Frontline LTD                      COM            G3682E127      746   26,200 SH       SOLE                26,200      0    0
General Mills Inc.                 COM            370334104    1,493   40,852 SH       SOLE                40,852      0    0
Gilead Sciences Inc                COM            375558103      661   18,575 SH       SOLE                18,575      0    0
Goldman Sachs Group Inc.           COM            38141G104      214    1,480 SH       SOLE                 1,480      0    0
Google Inc                         Cl. A          38259P508    2,100    3,994 SH       SOLE                 3,994      0    0
Greenbrier Cos Inc                 COM            393657101    1,447   92,835 SH       SOLE                92,835      0    0
Harley Davidson Inc                COM            412822108      665   23,378 SH       SOLE                23,378      0    0
HDFC Bank Ltd.                     Spons. ADR     40415F101      553    3,000 SH       SOLE                 3,000      0    0
Hershey Co.                        COM            427866108      404    8,499 SH       SOLE                 8,499      0    0
Hess Corp                          COM            42809H107      354    5,987 SH       SOLE                 5,987      0    0
Hewlett Packard Co                 COM            428236103    1,054   25,055 SH       SOLE                25,055      0    0
Illinois Tool Wks Inc.             COM            452308109      450    9,575 SH       SOLE                 9,575      0    0
International Business Machines    COM            459200101    1,674   12,477 SH       SOLE                12,477      0    0
JDS Uniphase Corp                  COM            46612J507      311   25,100 SH       SOLE                25,100      0    0
J P Morgan Chase & Co.             COM            46625H100    1,294   34,000 SH       SOLE                34,000      0    0
Johnson & Johnson                  COM            478160104    1,542   24,895 SH       SOLE                24,895      0    0
Juniper Networks Inc.              COM            48203R104      224    7,375 SH       SOLE                 7,375      0    0
Kinder Morgan Energy UT LP         COM            494550106    1,150   16,785 SH       SOLE                16,785      0    0
L-3 Communications Hldgs Inc       COM            502424104      523    7,243 SH       SOLE                 7,243      0    0
Markwest Energy Partners LP        COM            570759100      641   17,850 SH       SOLE                17,850      0    0
Microchip Technology               COM            595017104    1,703   54,150 SH       SOLE                54,150      0    0
Nordic American Tanker             COM            G65773106      419   15,650 SH       SOLE                15,650      0    0
Nucor Corp.                        COM            670346105      616   16,125 SH       SOLE                16,125      0    0


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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Oceaneering Int'l. Inc.            COM            675232102      662   12,300 SH       SOLE                12,300      0    0
OGE Energy Corp                    COM            670837103      836   20,958 SH       SOLE                20,958      0    0
ON Semiconductor Corp              COM            682189105      190   26,300 SH       SOLE                26,300      0    0
Oracle Corp                        COM            68389X105    1,135   42,288 SH       SOLE                42,288      0    0
Pan American Silver Corp           COM            697900108      364   12,300 SH       SOLE                12,300      0    0
Parker Hannifin Corp               COM            701094104    1,364   19,468 SH       SOLE                19,468      0    0
Pepsico Inc                        COM            713448108    1,181   17,781 SH       SOLE                17,781      0    0
Permian Basin Rlty Trst            COM            714236106      321   16,280 SH       SOLE                16,280      0    0
PG & E Corp.                       COM            69331C108    1,089   23,975 SH       SOLE                23,975      0    0
Precision Castparts Corp.          COM            740189105      471    3,700 SH       SOLE                 3,700      0    0
Procter & Gamble Co.               COM            742718109    1,403   23,389 SH       SOLE                23,389      0    0
Red Hat Inc                        COM            756577102      236    5,750 SH       SOLE                 5,750      0    0
Salesforce.com Inc                 COM            79466L302    1,811   16,200 SH       SOLE                16,200      0    0
Sandisk Corp                       COM            80004C101      414   11,300 SH       SOLE                11,300      0    0
Schlumberger Ltd                   COM            806857108    1,599   25,950 SH       SOLE                25,950      0    0
Sociedad Quimica Y Minera de Chile Spons. ADR     833635105      297    6,150 SH       SOLE                 6,150      0    0
Southern Copper Corp               COM            84265V105    1,619   46,095 SH       SOLE                46,095      0    0
State Street Corp.                 COM            857477103    1,056   28,035 SH       SOLE                28,035      0    0
Suncor Energy Inc                  COM            867224107      387   11,900 SH       SOLE                11,900      0    0
SVB Finl Group                     COM            78486Q101      799   18,881 SH       SOLE                18,881      0    0
Tata Motors Ltd.                   Spons. ADR     876568502      341   13,350 SH       SOLE                13,350      0    0
Teradata Corp                      COM            88076W103    1,277   33,108 SH       SOLE                33,108      0    0
Toronto Dominion Bank              COM            891160509      462    6,400 SH       SOLE                 6,400      0    0
Transocean Inc. New                COM            H8817H100      408    6,350 SH       SOLE                 6,350      0    0
Union Pacific Corp                 COM            907818108    1,367   16,709 SH       SOLE                16,709      0    0
Urban Outfitters Inc.              COM            917047102      445   14,150 SH       SOLE                14,150      0    0
US Bancorp New                     COM            902973304    1,111   51,390 SH       SOLE                51,390      0    0
VMWare Inc                         Cl. A          928563402      212    2,500 SH       SOLE                51,390      0    0
Yahoo Inc                          COM            984332106      521   36,765 SH       SOLE                36,765      0    0
Ishares Inc. MSCI Malaysia         COM            464286830      473   34,400 SH       SOLE                34,400      0    0
Ishares Inc. MSCI Singapore        COM            464286673      144   10,900 SH       SOLE                10,900      0    0
Ishares Inc. FTSE XNHUA IDX        COM            464287184      772   18,020 SH       SOLE                18,020      0    0
MKT VECT Indonesia Index           COM            57060U753      303    3,500 SH       SOLE                 3,500      0    0


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